SCHEDULE OF OTHER LEASE INFORMATION (Details)	Jun. 30, 2026	Dec. 31, 2025
Leases
Weighted-average remaining lease term - operating leases	3 years	3 years 6 months
Weighted-average discount rate - operating leases	3.625%	3.625%